Registration Nos. 33-50208

811-7062

As filed with the Securities and Exchange Commission on December 28, 2007

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.       ☐

Post-Effective Amendment No. 30 ☒

and/or

REGISTRATION STATEMENT UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 31 ☒

(Check appropriate box or boxes)

Pacific Global Fund, Inc.

d/b/a Pacific Advisors Fund Inc.

(Exact Name of Registrant as Specified in Charter)

101 North Brand Boulevard

Suite 1950

Glendale, CA 91203

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:

(818) 242-6693

George A. Henning

Pacific Global Investment Management Company

101 North Brand Boulevard

Suite 1950

Glendale, CA 91203

(Agent for Service)

Copies to:

Joan E. Boros, Esq.

Chip Lunde, Esq.

Jorden Burt, LLP

1025 Thomas Jefferson St., N.W., Suite 400 East

Washington, D.C. 20007

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective:

☒	Immediately upon filing pursuant to Paragraph (b)
☐	On pursuant to Paragraph (b)
☐	60 days after filing pursuant to Paragraph (a)(1)
☐	On pursuant to Paragraph (a)(1)
☐	75 days after filing pursuant to Paragraph (a)(2)
☐	On pursuant to Paragraph (a)(2) of Rule 485.

The Registrant has registered an indefinite number or amount of its shares of common stock for each of its six series under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940.

Explanatory Note

Registrant is filing this post-effective amendment (“Amendment”) for the purpose of amending certain disclosure in the registration statement.  The Amendment is not intended to amend or delete any part of the registration statement, except as specifically noted herein.

PACIFIC GLOBAL FUND, INC.

D/B/A PACIFIC ADVISORS FUND INC.

SUPPLEMENT DATED JANUARY 1, 2008

TO STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2007

This supplement amends certain information contained in your Statement of Additional Information (“SAI”). Please read this supplement and keep it for future reference together with your SAI. All capitalized terms have the same meaning as those included in the SAI.

Effective January 1, 2008, the Fund’s Transfer Agency, Dividend Disbursing Agency and Administrative Service Agreement with Pacific Global Investor Services, Inc. (“PGIS”) was amended to reflect changes in certain fees paid to PGIS. Your SAI is hereby amended as follows:

Replace the third, fourth and fifth sentences of the second paragraph under “Transfer Agent and Administrative Services Agent” on page S-26 with the following:

PGIS is reimbursed by the Fund for any expenditures on behalf of the Fund and is compensated for administrative services at the annual rate of 0.05% of average daily net assets, but in no event in excess of $50,000 per Fund per year. PGIS is compensated separately for transfer agency services. The transfer agency fees depend on the number of shareholder accounts for the relevant Fund, subject to a minimum annual fee of $21,600 per Fund for Class A shares, $21,600 per Fund for Class C shares, and $21,600 for Class I shares (Small Cap Fund only).

PART C

Part C is hereby amended to include the following exhibits:

ITEM 23. EXHIBITS

8(a)(6)

Amendment to Transfer Agency, Dividend Disbursing Agency, and Administrative Service Agreement by and between Pacific Global Fund, Inc. d/b/a Pacific Advisors Fund Inc. and Pacific Global Investors Services, Inc.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Pacific Global Fund, Inc. d/b/a Pacific Advisors Fund Inc., certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 30 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Glendale and State of California, on the 28th day of December, 2007.

PACIFIC GLOBAL FUND, INC.

d/b/a PACIFIC ADVISORS FUND INC.

(Registrant)

By:	/s/ George Henning
George Henning
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 30 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

Victoria Breen*
Victoria Breen	Director	December 28, 2007

Thomas M. Brinker, Sr.*
Thomas M. Brinker, Sr.	Director	December 28, 2007

L. Michael Haller, III*
L. Michael Haller, III	Director	December 28, 2007

Thomas H. Hanson*
Thomas H. Hanson	Vice President	December 28, 2007

/s/ George A. Henning
George A. Henning	President and	December 28, 2007
Chairman of the Board
(Principal Executive Officer)

/s/ Barbara A. Kelley
Barbara A. Kelley	Chief Compliance Officer,	December 28, 2007
Vice President, and Treasurer
(Principal Financial and Accounting Officer)

Takashi Makinodan*
Takashi Makinodan	Director	December 28, 2007

Gerald E. Miller*
Gerald E. Miller	Director	December 28, 2007

Louise K. Taylor*
Louise K. Taylor	Director	December 28, 2007

* By	/s/ George A. Henning
	George A. Henning	December 28, 2007
Attorney-In-Fact

* George A. Henning, pursuant to powers of attorney previously filed.

EXHIBITS

8(a)(6)

Amendment to Transfer Agency, Dividend Disbursing Agency, and Administrative Service Agreement by and between Pacific Global Fund, Inc. d/b/a Pacific Advisors Fund Inc. and Pacific Global Investors Services, Inc.